Significant Accounting Policies - Schedule of Non-derivative Financial Assets and Financial Liabilities (Detail) $ in Millions	Nov. 01, 2020 CAD ($)
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	$ 29,663
Non-derivative financial liabilities	2,928
USD LIBOR [member] | Maturing after June 30, 2023 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	27,500
Non-derivative financial liabilities	1,229
GBP LIBOR [member] | Maturing after December 31, 2021 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	1,468
Non-derivative financial liabilities	949
Other Rates [member] | Maturing after December 31, 2021 [member]
Nonderivative financial assets and financial liabilities [Line Items]
Non-derivative financial assets	695
Non-derivative financial liabilities	$ 750